Shareholders' Equity (Tables)	5 Months Ended
Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of share award activity

The following table summarized the share award activity for the fiscal year ended January 31, 2020:

Units
Outstanding at January 31, 2019	356,771
Issued	—
Forfeited	(104,007)
Outstanding at January 31, 2020	252,764
Cancelled	(252,764)
Outstanding at August 27, 2020 (Predecessor)	—